Subsequent events (Details Narrative) - USD ($) shares in Millions	1 Months Ended
	Oct. 20, 2024	Nov. 05, 2024	Oct. 31, 2024
Subsequent events
Total outstanding debt Settlement amount		$ 278,000	$ 611,000
Seeking damages exceeding	$ 700,000,000
Seeking damages exceeding, shares	90
Settlement Debt			211,000
Reduction in Settlement Debt			$ 400,000